INVESTMENTS IN AFFILIATED COMPANIES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Current assets	$ 50,107		$ 1,801
Noncurrent assets	136,117	[1]	438	[1]
Current liabilities	19,005		276
Noncurrent liabilities	7,054		69
Investments in and Advances to Affiliates, at Fair Value	160,165		1,894
Other investments	1,336		1,128
Investments in and Advances to Affiliates, Amount of Equity	$ 161,501		$ 3,022

[1]	Includes balances of other intangible assets and goodwill in an amount of $ 398 and $ 76,553 as of December 31, 2012 and 2013, respectively.